STOCK OPTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
STOCK OPTIONS

Description of Stock Option Plan

On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 93,333 shares. On April 10, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 93,333 to 1,200,000.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the nine months ended June 30, 2018.

A former employee forfeited stock option grants for 10,668 shares of common stock at $14.719 per share.

On April 10, 2018, an employee was granted an option to purchase 300,000 shares of common stock at an exercise price of $0.250 per share. The stock option grant vests quarterly over four years (none during the first six months) and is exercisable for 5 years. The stock option grant was valued at $27,000.

On June 15, 2018, an employee was granted an option to purchase 230,000 shares of common stock at an exercise price of $0.250 per share. The stock option grant vests quarterly over four years (none during the first six months) and is exercisable for 5 years. The stock option grant was valued at $37,950

There are currently 534,736 options to purchase common stock at an average exercise price of $0.377 per share outstanding as of June 30, 2018 under the 2011 Stock Incentive Plan. The Company recorded $7,334 and $32,661 of compensation expense, net of related tax effects, relative to stock options for the nine months ended June 30, 2018 and in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00) and ($0.01) per share, respectively. As of June 30, 2018, there is approximately $64,949 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.83 years.

Stock option activity for the nine months ended June 30, 2018 and for the years ended September 30, 2017 and 2016 was as follows:

	Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2015	57,407	$18.425	$1,057,725
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(6,499)	(21.403)	(139,098)
Outstanding as of September 30, 2016	50,908	18.045	918,627
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(35,504)	(19.507)	(692,568)
Outstanding as of September 30, 2017	15,404	14.675	226,059
Granted	530,000	0.250	132,500
Exercised	-	-	-
Forfeitures	(10,668)	14.719	(157,020)
Outstanding as of June 30, 2018	534,736	$0.377	$201,539

The following table summarizes information about stock options outstanding and exercisable as of June 30, 2018:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
0.25	530,000	4.86	$0.250	-	$-
13.500	1,334	0.50	13.50	1,334	13.50
15.000	3,402	0.79	15.00	2,068	15.00
	534,736	4.83	$0.377	3,402	$14.41

There were stock option grants of 530,000 shares as of June 30, 2018 with an aggregate intrinsic value of $355,100.

Description of Stock Option Plan

On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 93,333 shares.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the year ended December 31, 2017:

During the year ended September 30, 2017, employees forfeited stock option grants for 35,504 shares of common stock at $19.51 per share.

The Company had the following stock option transactions during the year ended December 31, 2016:

During the year ended September 30, 2016, employees forfeited stock option grants for 6,499 shares of common stock at $21.40 per share.

There are currently 15,404 options to purchase common stock at an average exercise price of $14.68 per share outstanding as of September 30, 2017 under the 2011 Stock Incentive Plan. The Company recorded $37,848 and $46,398 of compensation expense, net of related tax effects, relative to stock options for the year ended September 30, 2017 and 2016 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.01) and ($0.03) per share, respectively. As of September 30, 2017, there is approximately $20,215 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 1.78 years.

Stock option activity for the year ended September 30, 2017 and 2016 was as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2015	57,407	$18.425	1,057,725
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(6,499)	(21,403)	(139,098)
Outstanding as of September 30, 2016	50,908	18.045	918,627
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(35,504)	(19.507)	(692,568)
Outstanding as of September 30, 2017	15,404	$14.675	$226,059

The following table summarizes information about stock options outstanding and exercisable at September 30, 2017:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
13.500	3,334	2.75	$13.500	3,334	$13.50
15.000	12,238	1.52	15.000	7,570	15.00
	15,572	1.78	$14.679	10,904	$14.54

There is no aggregate intrinsic value of the exercisable options as of September 30, 2017.